Pay vs Performance Disclosure	4 Months Ended	12 Months Ended					57 Months Ended
	Apr. 13, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for PEO Brown	CAP to PEO Brown(1)	SCT Total for PEO Brooks(2)	CAP to PEO Brooks(1)(2)	Average SCT Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On:		Net Income (000s)	CSM: Relative TSR(4)
							TSR	Peer Group TSR(3)
2025	$8,520,158	$8,758,245			$3,608,619	$3,927,403	$398	$283	$44,459	33.0%
2024	$8,179,724	$(10,798,062)	—	—	$3,350,803	$(1,130,070)	$475	$281	$848,627	97.7%
2023	$2,985,651	$15,015,511	—	—	$3,373,758	$5,631,393	$634	$297	$1,023,779	99.5%
2022	$1,862,495	$25,170,022	—	—	$1,517,316	$10,637,482	$482	$297	$1,858,470	99.3%
2021	$15,109,345	$32,865,277	$160,000	$1,835,601	$4,383,544	$16,958,129	$360	$187	$355,298	99.3%

Company Selected Measure Name		relative TSR
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our PEO(s) and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO
2025	Daniel Brown	Darrin Henke, Shannon Kinney, Michael Lou, Richard Robuck
2024	Daniel Brown	Darrin Henke, Shannon Kinney, Michael Lou, Richard Robuck
2023	Daniel Brown	Shannon Kinney, Michael Lou, Charles Rimer
2022	Daniel Brown	Nickolas Lorentzatos, Michael Lou, Taylor Reid, Charles Rimer
2021	Daniel Brown, Douglas Brooks	Nickolas Lorentzatos, Michael Lou, Taylor Reid
		Mr. Brooks was appointed the Company's Board Chair upon the Company's emergence from restructuring in November 2020. He served as our CEO between December 22, 2020 and April 13, 2021, when Mr. Brown was appointed the Company's CEO. Mr. Brooks did not receive compensation in addition to his regular director compensation during the time that he served in the CEO role. Therefore, Mr. Brooks' compensation set forth in this table reflects only the regular payment he received as a director of the Company and does not reflect any additional payment for service as the Company's CEO
Peer Group Issuers, Footnote	The peer group utilized to determine peer group TSR is the Standard and Poor’s 500 Oil & Gas Exploration & Production Index, which is the same index used by the Company for purposes of Item 229.201(e)(1)(ii) of Regulation S-K as set forth in the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2025.
(4)For 2025, the peer group against which we measured our relative TSR performance was the performance peer group for the 2025 Relative TSR PSUs. For years 2021 through 2024, the peer group against which we measured our performance was the group of companies included in the Russell 2000 Index.

PEO Total Compensation Amount		$ 3,608,619	$ 3,350,803	$ 3,373,758	$ 1,517,316	$ 4,383,544
PEO Actually Paid Compensation Amount		$ 3,927,403	(1,130,070)	5,631,393	10,637,482	16,958,129
Adjustment To PEO Compensation, Footnote
The table below details the adjustments to the SCT total compensation that were made to arrive at the CAP for the PEO and the average CAP for the Non-PEO NEOs, as required pursuant to SEC rules. We do not sponsor or maintain any defined benefit pension plans, and therefore, no deduction was made related to pension value:

	2025		2024		2023		2022		2021
	PEO Brown	Average for Non-PEO NEOs	PEO Brown	Average for Non-PEO NEOs	PEO Brown	Average for Non-PEO NEOs	PEO Brown	Average for Non-PEO NEOs	PEO Brown	PEO Brooks	Average for Non-PEO NEOs
Summary Compensation Table Total	$8,520,158	$3,608,619	$8,179,724	$3,350,803	$2,985,651	$3,373,758	$1,862,495	$1,517,316	$15,109,345	$160,000	$4,383,544
Add (Subtract)
Deduct amounts reported under the “Stock Awards” column in the SCT	$(6,362,910)	$(2,439,851)	$(6,057,296)	$(2,209,684)	$(1,005,143)	$(1,780,428)	$—	$—	$(14,225,450)	$—	$(4,947,826)
Add the year-end fair value of unvested awards granted in the applicable fiscal year(a)	$3,846,241	$1,510,327	$2,153,080	$841,570	$216,149	$94,341	$—	$2,591,592	$31,128,052	$—	$16,991,577
Add/deduct the change in fair value of unvested awards granted in prior fiscal years, determined based on the change in fair value from the prior fiscal year-end to the applicable fiscal year end(b)	$(579,831)	$(219,319)	$(13,729,080)	$(2,110,277)	$8,109,123	$1,606,146	$13,560,100	$1,940,398	$—	$919,003	$53,994
Add/deduct the change in fair value of awards granted in prior years that vested during the applicable fiscal year, determined based on the change in fair value from the prior fiscal year-end to the vesting date(c)	$(3,498,213)	$154,802	$(7,321,269)	$(2,065,988)	$940,029	$1,127,402	$286,368	$1,089,724	$—	$669,410	$(20,335)
Add the fair value of awards granted and vested in applicable fiscal year(d)	$—	$—	$—	$—	$—	$122,485	$—	$—	$—	$—	$—
Deduct the fair value of awards granted in prior fiscal years that failed to vest in the applicable fiscal year	$—	$—	$(1,647,052)	$(507,082)	$—	$—	$—	$—	$—	$—	$—
Add Dividends or other earnings accrued or paid on equity awards during the year(e)	$6,832,801	$1,312,824	$7,623,831	$1,570,588	$3,769,702	$1,087,689	$9,461,059	$3,498,452	$853,330	$87,188	$497,175
Total Equity Award Related Adjustments	$238,087	$318,784	$(18,977,786)	$(4,480,873)	$12,029,860	$2,257,635	$23,307,527	$9,120,166	$17,755,932	$1,675,601	$12,574,585
COMPENSATION ACTUALLY PAID TOTALS	$8,758,245	$3,927,403	$(10,798,062)	$(1,130,070)	$15,015,511	$5,631,393	$25,170,022	$10,637,482	$32,865,277	$1,835,601	$16,958,129
(a)Value at Fiscal Year End of Awards Granted During the Same Fiscal Year. For awards granted in a particular fiscal year, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards from the date of grant to the applicable fiscal year-end. The following tables disclose related valuation assumptions for the respective awards.
For the fiscal year ended December 31, 2025, the amount included represents the market value of the RSUs based on the closing price per share of our common stock as of December 31, 2025, the last trading day of 2025, and, for PSUs, the fair value of the PSUs determined in accordance with ASC 718 as of December 31, 2025.

Award Granted	Grant Date	Close Price Per Share 12/31/25	PSU Fair Market Value 12/31/25
RSU	January 2025	$92.70
Absolute TSR PSU	January 2025		$71.83
Relative TSR PSU	January 2025		$80.30
For the fiscal year ended December 31, 2024, the amount included represents the market value of the RSUs based on the closing price per share of our common stock as of December 31, 2024, the last trading day of 2024, and, for PSUs, the fair value of the PSUs determined in accordance with ASC 718 as of December 31, 2024.

Award Granted	Grant Date	Close Price Per Share 12/31/24	PSU Fair Market Value 12/31/24
RSU	February 2024	$116.92
Absolute TSR PSU	February 2024		$65.16
Relative TSR PSU	February 2024		$56.43
RSU	March 2024	$116.92
Absolute TSR PSU	March 2024		$65.16
Relative TSR PSU	March 2024		$56.43
For the fiscal year ended December 31, 2023, the amount included represents the market value of the RSUs based on the closing price per share of our common stock as of December 29, 2023, the last trading day of 2023.

Award Granted	Grant Date	Close Price Per Share 12/31/23
RSU	January 2023	$166.23
RSU	August 2023	$166.23
For the fiscal year ended December 31, 2022, the amount included represents the market value as of December 31, 2022 of outstanding RSU awards, converted from Whiting Petroleum awards in connection with the 2022 Merger on July 1, 2022 (the "Converted Whiting Awards").

Award Granted	Grant Date	Close Price Per Share 12/31/22
Converted Whiting Awards	July 2022	$136.81
For the fiscal year ended December 31, 2021, the amount included represents (1) for RSUs, the market value of the RSUs based on the closing price per share of our common stock as of December 31, 2021, (2) for PSUs, the fair value of the PSUs determined in accordance with ASC 718 as of December 31, 2021, and (3) for OMP Common Units (received as consideration for OMP GP LLC Class B Units in midstream simplification transaction), the market price of OMP units as of December 31, 2021.

Award Granted	Grant Date	Close Price per Share 12/31/21	PSU Fair Market Value 12/31/21
RSU	January 2021	$125.99
Peer PSU	January 2021		$178.81
Index PSU	January 2021		$192.86
Absolute PSU	January 2021		$238.15
RSU	April 2021	$125.99
Peer PSU	April 2021		$178.81
Index PSU	April 2021		$192.86
Absolute PSU	April 2021		$233.49
OMP Common Units	March 2021	$23.91
(b)Year-Over-Year Change in Value of Awards Granted in Prior Fiscal Years that Remain Outstanding and Unvested as of the Applicable Year End. For awards granted in prior fiscal years that remain outstanding and unvested as of the applicable fiscal year-end, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards year-over-year, measured as of the last trading day of each fiscal year. The following tables disclose related valuation assumptions for the respective awards.
For the fiscal year ended December 31, 2025, the amounts included represent the change in value of unvested awards based on the closing price per share of our common stock on December 31, 2025, the last trading day of 2025 or, for outstanding and unvested PSUs, the fair value of the PSUs determined in accordance with ASC 718 as of December 31, 2025.

Award Granted	Grant Date	Close Price per Share	PSU Fair Market Value 12/31/25
RSU	January 2023	$92.70
RSU	August 2023	$92.70
RSU	February 2024	$92.70
Absolute PSU	February 2024		$18.80
Relative PSU	February 2024		$39.11
RSU	March 2024	$92.70
Absolute PSU	March 2024		$18.80
Relative PSU	March 2024		$39.11
For the fiscal year ended December 31, 2024, the amounts included represent the change in value of unvested awards based on the closing price per share of our common stock on December 31, 2024, the last trading day of 2024. The performance period for awards originally granted, and identified below, as PSUs ended immediately prior to the closing of the 2022 Merger on July 1, 2022, and shares earned were established at that time, based on performance, in accordance with the terms of the awards. Half of the Absolute PSU awards vested during 2024. The remaining awards remained unvested as of December 31, 2024.

Award Granted	Grant Date	Close Price per Share
RSU	January 2021	$116.92
Absolute PSU	January 2021	$116.92
RSU	February 2021	$116.92
Absolute PSU	February 2021	$116.92
RSU	April 2021	$116.92
Absolute PSU	April 2021	$116.92
RSU	January 2023	$116.92
RSU	August 2023	$116.92
For the fiscal year ended December 31, 2023, the amounts included represent the change in value of unvested awards based on the closing price per share of our common stock on December 29, 2023, the last trading day of 2023. The performance period for awards originally granted, and identified below, as PSUs ended immediately prior to the closing of the 2022 Merger on July 1, 2022, and shares earned were established at that time, based on performance, in accordance with the terms of the awards. Half of the Peer PSU and Index PSU awards vested as of December 31, 2023 (see footnote (c) below). The remaining awards remained unvested as of December 31, 2023.

Award Granted	Grant Date	Close Price per Share
RSU	January 2021	$166.23
Peer PSU	January 2021	$166.23
Index PSU	January 2021	$166.23
Absolute PSU	January 2021	$166.23
RSU	April 2021	$166.23
Peer PSU	April 2021	$166.23
Index PSU	April 2021	$166.23
Absolute PSU	April 2021	$166.23
For the fiscal year ended December 31, 2022, the amounts included represent the change in value of unvested awards based on the closing price per share of our common stock on December 31, 2022. The performance period for awards originally granted, and identified below, as PSUs ended immediately prior to the closing of the 2022 Merger on July 1, 2022, and shares earned were established at that time, based on performance, in accordance with the terms of the awards. These shares remained unvested (for Messrs. Brown and Lou) as of December 31, 2022.

Award Granted	Grant Date	Close Price per Share
RSU	January 2021	$136.81
Peer PSU	January 2021	$136.81
Index PSU	January 2021	$136.81
Absolute PSU	January 2021	$136.81
RSU	April 2021	$136.81
Peer PSU	April 2021	$136.81
Index PSU	April 2021	$136.81
Absolute PSU	April 2021	$136.81
For the fiscal year ended December 31, 2021, the amounts included represent the change in market value of unvested phantom units of OMP, granted in January 2019, based on the closing price per unit of OMP's common units at fiscal year-end.

As of FY Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2021	OMP Phantom Unit	January 2019	$23.91
2020	OMP Phantom Unit	January 2019	$11.73
(c)Change in Value of Awards Granted in Previous Fiscal Years that Vested During the Applicable Fiscal Year. For awards that vested during a particular fiscal year, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards as of the vesting date measured against the last trading day of the prior fiscal year. The following tables disclose related valuation assumptions for the respective awards.
For the fiscal year ended December 31, 2025, this represents the change in market value of prior year awards from December 31, 2024, based solely on the close price per share on the vesting date, as accrued dividend equivalent rights and dividends are not included. For more information on accrued dividend equivalent rights and dividends, please see footnote "(e)" below.

Award Granted	Grant Date	Closing Price per Share 12/31/24	Closing Price per Share (Applicable 2025 Vest Date)
RSU	January 2021	$116.92	$126.31
RSU	February 2021	$116.92	$114.41
RSU	April 2021	$116.92	$89.34
4-year LSU	January 2021	$116.92	$127.78
4-year LSU	February 2021	$116.92	$127.78
4-year LSU	April 2021	$116.92	$88.40
RSU	August 2023	$116.92	$105.86
RSU	February 2024	$116.92	$112.45
RSU	February 2024	$116.92	$115.67
RSU	March 2024	$116.92	$104.13
For the fiscal year ended December 31, 2024, this represents the change in market value of prior year awards from December 31, 2023, based solely on the close price per share on the vesting date, as accrued dividend equivalent rights and dividends are not included. For more information on accrued dividend equivalent rights and dividends, please see footnote "(e)" below.

Award Granted	Grant Date	Closing Price per Share 12/31/23	Closing Price per Share (Vest Date)
RSU	January 2021	$166.23	$151.02
Peer PSU	January 2021	$166.23	$116.92
Index PSU	January 2021	$166.23	$116.92
Absolute PSU	January 2021	$166.23	$157.60
RSU	February 2021	$166.23	$156.02
Peer PSU	February 2021	$166.23	$116.92
Index PSU	February 2021	$166.23	$116.92
Absolute PSU	February 2021	$166.23	$157.60
RSU	April 2021	$166.23	$187.12
Peer PSU	April 2021	$166.23	$116.92
Index PSU	April 2021	$166.23	$116.92
Absolute PSU	April 2021	$166.23	$185.31
RSU	August 2023	$166.23	$166.59
For the fiscal year ended December 31, 2023, this represents the change in market value of prior year awards from December 31, 2022, based solely on the close price per share on the vesting date, as accrued dividend equivalent rights and dividends are not included. For more information on accrued dividend equivalent rights and dividends, please see footnote "(e)" below. "Vest 1" represents regular vesting dates; "Vest 2" represents, with respect to Converted Whiting Awards, vesting in connection with Mr. Rimer's retirement pursuant to the terms of his employment agreement. In connection with the vesting of Mr. Rimer's awards, Mr. Rimer also received $6.25 per share of Whiting stock originally subject to such converted awards pursuant to the terms of the 2022 Merger Agreement.

Award Granted	Grant Date	Closing Price per Share 12/31/22	Closing Price per Share (Vest 1)	Closing Price per Share (Vest 2)
RSU	January 2021	$136.81	$136.04
Peer PSU	January 2021	$136.81	$166.23
Index PSU	January 2021	$136.81	$166.23
RSU	April 2021	$136.81	$142.32
Converted Whiting Award - RSU	July 2022	$136.81	$128.37
Converted Whiting Award - RSU	July 2022	$136.81	$143.33	$166.23
Converted Whiting Awards - PSU	July 2022	$136.81		$166.23
For the fiscal year ended December 31, 2022, this represents the change in market value of prior year awards from December 31, 2021, based on the close price per share on the vesting date, except that the "close price" related to the OMP Restricted Unit vesting is based on the merger exchange ratio, and the value of Crestwood common units that such OMP phantom units would have otherwise been converted into as a result of the merger; accrued dividend equivalent rights and dividends are not included. For more information on accrued dividend equivalent rights and dividends, please see footnote “(e)” below. "Vest 1" represents regular vesting dates; "Vest 2" represents (1) with respect to OMP units, vestings in connection with the closing of the sale of OMP, and (2) with respect to RSU and PSU awards, vestings (for Messrs. Reid and Lorentzatos) in connection with the 2022 Merger in July 2022, which constituted a "change in control" under the terms of the awards.

Award Granted	Grant Date	Closing Price/FMV 12/31/21	Closing Price per Share (Vest 1)	Closing Price per Share (Vest 2)	Performance Unit Payout
RSU	January 2021	$125.99	$135.50	$108.90
Peer PSU	January 2021	$178.81		$108.90	122%
Index PSU	January 2021	$192.86		$108.90	150%
Absolute PSU	January 2021	$238.15		$108.90	300%
RSU	April 2021	$125.99	$152.04
OMP Phantom Units	January 2019	$23.91		$23.86
OMP Restricted Units	March 2021	$23.91		$27.95
For the fiscal year ended December 31, 2021, this represents change in market value of prior year awards from December 31, 2020, based on the closing price per share on the vesting date, but not including the value of accrued dividend equivalent rights.

Award Granted	Grant Date	Close Price Per Share
OMP Phantom Unit	January 2019	$19.33
OMP Phantom Unit	January 2019	$11.73
(d)Change in Value of Awards Granted and Vested During the Applicable Fiscal Year. For awards that were granted and vested during a particular fiscal year, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards as of the vesting date measured against the fair value of the awards on the grant date. The following table discloses related valuation assumptions for the applicable award.
For the fiscal year ended December 31, 2023, this represents the change in market value of awards from the grant date fair value, based on the close price per share on the vesting date. Accrued dividend equivalent rights and dividends are not included. For more information on accrued dividend equivalent rights and dividends, please see footnote “(e)” below.

Award Granted	Grant Date	Grant Date Fair Value Per Share	Vesting Date	Vesting Date Fair Value Per Share
RSU	January 1, 2023	$136.81	December 31, 2023	$166.23
		(e)Dividends or other earnings accrued or paid on the equity awards during the year. In accordance with applicable SEC guidance, we are required to add, to the PEO’s and non-PEO NEO’s SCT totals, the value of any dividend equivalent rights or dividends accrued or paid on the equity awards during the year. Dividends that have been accrued over time and paid on vesting are included in the year they were first accrued.
Non-PEO NEO Average Total Compensation Amount		$ 3,608,619	3,350,803	3,373,758	1,517,316	4,383,544
Non-PEO NEO Average Compensation Actually Paid Amount		$ 3,927,403	(1,130,070)	5,631,393	10,637,482	16,958,129
Adjustment to Non-PEO NEO Compensation Footnote
The table below details the adjustments to the SCT total compensation that were made to arrive at the CAP for the PEO and the average CAP for the Non-PEO NEOs, as required pursuant to SEC rules. We do not sponsor or maintain any defined benefit pension plans, and therefore, no deduction was made related to pension value:

	2025		2024		2023		2022		2021
	PEO Brown	Average for Non-PEO NEOs	PEO Brown	Average for Non-PEO NEOs	PEO Brown	Average for Non-PEO NEOs	PEO Brown	Average for Non-PEO NEOs	PEO Brown	PEO Brooks	Average for Non-PEO NEOs
Summary Compensation Table Total	$8,520,158	$3,608,619	$8,179,724	$3,350,803	$2,985,651	$3,373,758	$1,862,495	$1,517,316	$15,109,345	$160,000	$4,383,544
Add (Subtract)
Deduct amounts reported under the “Stock Awards” column in the SCT	$(6,362,910)	$(2,439,851)	$(6,057,296)	$(2,209,684)	$(1,005,143)	$(1,780,428)	$—	$—	$(14,225,450)	$—	$(4,947,826)
Add the year-end fair value of unvested awards granted in the applicable fiscal year(a)	$3,846,241	$1,510,327	$2,153,080	$841,570	$216,149	$94,341	$—	$2,591,592	$31,128,052	$—	$16,991,577
Add/deduct the change in fair value of unvested awards granted in prior fiscal years, determined based on the change in fair value from the prior fiscal year-end to the applicable fiscal year end(b)	$(579,831)	$(219,319)	$(13,729,080)	$(2,110,277)	$8,109,123	$1,606,146	$13,560,100	$1,940,398	$—	$919,003	$53,994
Add/deduct the change in fair value of awards granted in prior years that vested during the applicable fiscal year, determined based on the change in fair value from the prior fiscal year-end to the vesting date(c)	$(3,498,213)	$154,802	$(7,321,269)	$(2,065,988)	$940,029	$1,127,402	$286,368	$1,089,724	$—	$669,410	$(20,335)
Add the fair value of awards granted and vested in applicable fiscal year(d)	$—	$—	$—	$—	$—	$122,485	$—	$—	$—	$—	$—
Deduct the fair value of awards granted in prior fiscal years that failed to vest in the applicable fiscal year	$—	$—	$(1,647,052)	$(507,082)	$—	$—	$—	$—	$—	$—	$—
Add Dividends or other earnings accrued or paid on equity awards during the year(e)	$6,832,801	$1,312,824	$7,623,831	$1,570,588	$3,769,702	$1,087,689	$9,461,059	$3,498,452	$853,330	$87,188	$497,175
Total Equity Award Related Adjustments	$238,087	$318,784	$(18,977,786)	$(4,480,873)	$12,029,860	$2,257,635	$23,307,527	$9,120,166	$17,755,932	$1,675,601	$12,574,585
COMPENSATION ACTUALLY PAID TOTALS	$8,758,245	$3,927,403	$(10,798,062)	$(1,130,070)	$15,015,511	$5,631,393	$25,170,022	$10,637,482	$32,865,277	$1,835,601	$16,958,129
(a)Value at Fiscal Year End of Awards Granted During the Same Fiscal Year. For awards granted in a particular fiscal year, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards from the date of grant to the applicable fiscal year-end. The following tables disclose related valuation assumptions for the respective awards.
For the fiscal year ended December 31, 2025, the amount included represents the market value of the RSUs based on the closing price per share of our common stock as of December 31, 2025, the last trading day of 2025, and, for PSUs, the fair value of the PSUs determined in accordance with ASC 718 as of December 31, 2025.

Award Granted	Grant Date	Close Price Per Share 12/31/25	PSU Fair Market Value 12/31/25
RSU	January 2025	$92.70
Absolute TSR PSU	January 2025		$71.83
Relative TSR PSU	January 2025		$80.30
For the fiscal year ended December 31, 2024, the amount included represents the market value of the RSUs based on the closing price per share of our common stock as of December 31, 2024, the last trading day of 2024, and, for PSUs, the fair value of the PSUs determined in accordance with ASC 718 as of December 31, 2024.

Award Granted	Grant Date	Close Price Per Share 12/31/24	PSU Fair Market Value 12/31/24
RSU	February 2024	$116.92
Absolute TSR PSU	February 2024		$65.16
Relative TSR PSU	February 2024		$56.43
RSU	March 2024	$116.92
Absolute TSR PSU	March 2024		$65.16
Relative TSR PSU	March 2024		$56.43
For the fiscal year ended December 31, 2023, the amount included represents the market value of the RSUs based on the closing price per share of our common stock as of December 29, 2023, the last trading day of 2023.

Award Granted	Grant Date	Close Price Per Share 12/31/23
RSU	January 2023	$166.23
RSU	August 2023	$166.23
For the fiscal year ended December 31, 2022, the amount included represents the market value as of December 31, 2022 of outstanding RSU awards, converted from Whiting Petroleum awards in connection with the 2022 Merger on July 1, 2022 (the "Converted Whiting Awards").

Award Granted	Grant Date	Close Price Per Share 12/31/22
Converted Whiting Awards	July 2022	$136.81
For the fiscal year ended December 31, 2021, the amount included represents (1) for RSUs, the market value of the RSUs based on the closing price per share of our common stock as of December 31, 2021, (2) for PSUs, the fair value of the PSUs determined in accordance with ASC 718 as of December 31, 2021, and (3) for OMP Common Units (received as consideration for OMP GP LLC Class B Units in midstream simplification transaction), the market price of OMP units as of December 31, 2021.

Award Granted	Grant Date	Close Price per Share 12/31/21	PSU Fair Market Value 12/31/21
RSU	January 2021	$125.99
Peer PSU	January 2021		$178.81
Index PSU	January 2021		$192.86
Absolute PSU	January 2021		$238.15
RSU	April 2021	$125.99
Peer PSU	April 2021		$178.81
Index PSU	April 2021		$192.86
Absolute PSU	April 2021		$233.49
OMP Common Units	March 2021	$23.91
(b)Year-Over-Year Change in Value of Awards Granted in Prior Fiscal Years that Remain Outstanding and Unvested as of the Applicable Year End. For awards granted in prior fiscal years that remain outstanding and unvested as of the applicable fiscal year-end, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards year-over-year, measured as of the last trading day of each fiscal year. The following tables disclose related valuation assumptions for the respective awards.
For the fiscal year ended December 31, 2025, the amounts included represent the change in value of unvested awards based on the closing price per share of our common stock on December 31, 2025, the last trading day of 2025 or, for outstanding and unvested PSUs, the fair value of the PSUs determined in accordance with ASC 718 as of December 31, 2025.

Award Granted	Grant Date	Close Price per Share	PSU Fair Market Value 12/31/25
RSU	January 2023	$92.70
RSU	August 2023	$92.70
RSU	February 2024	$92.70
Absolute PSU	February 2024		$18.80
Relative PSU	February 2024		$39.11
RSU	March 2024	$92.70
Absolute PSU	March 2024		$18.80
Relative PSU	March 2024		$39.11
For the fiscal year ended December 31, 2024, the amounts included represent the change in value of unvested awards based on the closing price per share of our common stock on December 31, 2024, the last trading day of 2024. The performance period for awards originally granted, and identified below, as PSUs ended immediately prior to the closing of the 2022 Merger on July 1, 2022, and shares earned were established at that time, based on performance, in accordance with the terms of the awards. Half of the Absolute PSU awards vested during 2024. The remaining awards remained unvested as of December 31, 2024.

Award Granted	Grant Date	Close Price per Share
RSU	January 2021	$116.92
Absolute PSU	January 2021	$116.92
RSU	February 2021	$116.92
Absolute PSU	February 2021	$116.92
RSU	April 2021	$116.92
Absolute PSU	April 2021	$116.92
RSU	January 2023	$116.92
RSU	August 2023	$116.92
For the fiscal year ended December 31, 2023, the amounts included represent the change in value of unvested awards based on the closing price per share of our common stock on December 29, 2023, the last trading day of 2023. The performance period for awards originally granted, and identified below, as PSUs ended immediately prior to the closing of the 2022 Merger on July 1, 2022, and shares earned were established at that time, based on performance, in accordance with the terms of the awards. Half of the Peer PSU and Index PSU awards vested as of December 31, 2023 (see footnote (c) below). The remaining awards remained unvested as of December 31, 2023.

Award Granted	Grant Date	Close Price per Share
RSU	January 2021	$166.23
Peer PSU	January 2021	$166.23
Index PSU	January 2021	$166.23
Absolute PSU	January 2021	$166.23
RSU	April 2021	$166.23
Peer PSU	April 2021	$166.23
Index PSU	April 2021	$166.23
Absolute PSU	April 2021	$166.23
For the fiscal year ended December 31, 2022, the amounts included represent the change in value of unvested awards based on the closing price per share of our common stock on December 31, 2022. The performance period for awards originally granted, and identified below, as PSUs ended immediately prior to the closing of the 2022 Merger on July 1, 2022, and shares earned were established at that time, based on performance, in accordance with the terms of the awards. These shares remained unvested (for Messrs. Brown and Lou) as of December 31, 2022.

Award Granted	Grant Date	Close Price per Share
RSU	January 2021	$136.81
Peer PSU	January 2021	$136.81
Index PSU	January 2021	$136.81
Absolute PSU	January 2021	$136.81
RSU	April 2021	$136.81
Peer PSU	April 2021	$136.81
Index PSU	April 2021	$136.81
Absolute PSU	April 2021	$136.81
For the fiscal year ended December 31, 2021, the amounts included represent the change in market value of unvested phantom units of OMP, granted in January 2019, based on the closing price per unit of OMP's common units at fiscal year-end.

As of FY Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2021	OMP Phantom Unit	January 2019	$23.91
2020	OMP Phantom Unit	January 2019	$11.73
(c)Change in Value of Awards Granted in Previous Fiscal Years that Vested During the Applicable Fiscal Year. For awards that vested during a particular fiscal year, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards as of the vesting date measured against the last trading day of the prior fiscal year. The following tables disclose related valuation assumptions for the respective awards.
For the fiscal year ended December 31, 2025, this represents the change in market value of prior year awards from December 31, 2024, based solely on the close price per share on the vesting date, as accrued dividend equivalent rights and dividends are not included. For more information on accrued dividend equivalent rights and dividends, please see footnote "(e)" below.

Award Granted	Grant Date	Closing Price per Share 12/31/24	Closing Price per Share (Applicable 2025 Vest Date)
RSU	January 2021	$116.92	$126.31
RSU	February 2021	$116.92	$114.41
RSU	April 2021	$116.92	$89.34
4-year LSU	January 2021	$116.92	$127.78
4-year LSU	February 2021	$116.92	$127.78
4-year LSU	April 2021	$116.92	$88.40
RSU	August 2023	$116.92	$105.86
RSU	February 2024	$116.92	$112.45
RSU	February 2024	$116.92	$115.67
RSU	March 2024	$116.92	$104.13
For the fiscal year ended December 31, 2024, this represents the change in market value of prior year awards from December 31, 2023, based solely on the close price per share on the vesting date, as accrued dividend equivalent rights and dividends are not included. For more information on accrued dividend equivalent rights and dividends, please see footnote "(e)" below.

Award Granted	Grant Date	Closing Price per Share 12/31/23	Closing Price per Share (Vest Date)
RSU	January 2021	$166.23	$151.02
Peer PSU	January 2021	$166.23	$116.92
Index PSU	January 2021	$166.23	$116.92
Absolute PSU	January 2021	$166.23	$157.60
RSU	February 2021	$166.23	$156.02
Peer PSU	February 2021	$166.23	$116.92
Index PSU	February 2021	$166.23	$116.92
Absolute PSU	February 2021	$166.23	$157.60
RSU	April 2021	$166.23	$187.12
Peer PSU	April 2021	$166.23	$116.92
Index PSU	April 2021	$166.23	$116.92
Absolute PSU	April 2021	$166.23	$185.31
RSU	August 2023	$166.23	$166.59
For the fiscal year ended December 31, 2023, this represents the change in market value of prior year awards from December 31, 2022, based solely on the close price per share on the vesting date, as accrued dividend equivalent rights and dividends are not included. For more information on accrued dividend equivalent rights and dividends, please see footnote "(e)" below. "Vest 1" represents regular vesting dates; "Vest 2" represents, with respect to Converted Whiting Awards, vesting in connection with Mr. Rimer's retirement pursuant to the terms of his employment agreement. In connection with the vesting of Mr. Rimer's awards, Mr. Rimer also received $6.25 per share of Whiting stock originally subject to such converted awards pursuant to the terms of the 2022 Merger Agreement.

Award Granted	Grant Date	Closing Price per Share 12/31/22	Closing Price per Share (Vest 1)	Closing Price per Share (Vest 2)
RSU	January 2021	$136.81	$136.04
Peer PSU	January 2021	$136.81	$166.23
Index PSU	January 2021	$136.81	$166.23
RSU	April 2021	$136.81	$142.32
Converted Whiting Award - RSU	July 2022	$136.81	$128.37
Converted Whiting Award - RSU	July 2022	$136.81	$143.33	$166.23
Converted Whiting Awards - PSU	July 2022	$136.81		$166.23
For the fiscal year ended December 31, 2022, this represents the change in market value of prior year awards from December 31, 2021, based on the close price per share on the vesting date, except that the "close price" related to the OMP Restricted Unit vesting is based on the merger exchange ratio, and the value of Crestwood common units that such OMP phantom units would have otherwise been converted into as a result of the merger; accrued dividend equivalent rights and dividends are not included. For more information on accrued dividend equivalent rights and dividends, please see footnote “(e)” below. "Vest 1" represents regular vesting dates; "Vest 2" represents (1) with respect to OMP units, vestings in connection with the closing of the sale of OMP, and (2) with respect to RSU and PSU awards, vestings (for Messrs. Reid and Lorentzatos) in connection with the 2022 Merger in July 2022, which constituted a "change in control" under the terms of the awards.

Award Granted	Grant Date	Closing Price/FMV 12/31/21	Closing Price per Share (Vest 1)	Closing Price per Share (Vest 2)	Performance Unit Payout
RSU	January 2021	$125.99	$135.50	$108.90
Peer PSU	January 2021	$178.81		$108.90	122%
Index PSU	January 2021	$192.86		$108.90	150%
Absolute PSU	January 2021	$238.15		$108.90	300%
RSU	April 2021	$125.99	$152.04
OMP Phantom Units	January 2019	$23.91		$23.86
OMP Restricted Units	March 2021	$23.91		$27.95
For the fiscal year ended December 31, 2021, this represents change in market value of prior year awards from December 31, 2020, based on the closing price per share on the vesting date, but not including the value of accrued dividend equivalent rights.

Award Granted	Grant Date	Close Price Per Share
OMP Phantom Unit	January 2019	$19.33
OMP Phantom Unit	January 2019	$11.73
(d)Change in Value of Awards Granted and Vested During the Applicable Fiscal Year. For awards that were granted and vested during a particular fiscal year, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards as of the vesting date measured against the fair value of the awards on the grant date. The following table discloses related valuation assumptions for the applicable award.
For the fiscal year ended December 31, 2023, this represents the change in market value of awards from the grant date fair value, based on the close price per share on the vesting date. Accrued dividend equivalent rights and dividends are not included. For more information on accrued dividend equivalent rights and dividends, please see footnote “(e)” below.

Award Granted	Grant Date	Grant Date Fair Value Per Share	Vesting Date	Vesting Date Fair Value Per Share
RSU	January 1, 2023	$136.81	December 31, 2023	$166.23
		(e)Dividends or other earnings accrued or paid on the equity awards during the year. In accordance with applicable SEC guidance, we are required to add, to the PEO’s and non-PEO NEO’s SCT totals, the value of any dividend equivalent rights or dividends accrued or paid on the equity awards during the year. Dividends that have been accrued over time and paid on vesting are included in the year they were first accrued.
Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the CAP to our PEO(s), the average of the CAP to our non-PEO NEOs and the absolute TSR performance of our common stock with the TSR performance of the S&P Oil & Gas Exploration & Production Index. The TSR amounts in the graph assume that $100 was invested beginning on November 20, 2020 (the date the Company emerged from restructuring) and that all dividends were reinvested.
CAP vs. TSR

■	CAP PEO Brooks	■	CAP PEO Brown	■	CAP Avg Non-PEO NEO
	Company TSR		Peer Group TSR

Compensation Actually Paid vs. Net Income
The following graph compares the CAP to our PEO(s) and the average of the CAP to our non-PEO NEOs with our net income.
CAP vs. Net Income

■	CAP PEO Brooks	■	CAP PEO Brown	■	CAP Avg Non-PEO NEO
Net Income (in thousands)

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the CAP to our PEO(s) and the average of the CAP to our non-PEO NEOs with the Company's relative TSR performance. As described above, for the years ended December 31, 2021 through December 31, 2024, we calculated our relative TSR performance versus the Russell 2000 Index. For the year ended December 31, 2025, we calculated relative TSR performance versus the companies included in our performance peer group for the 2025 Relative TSR PSUs.
CAP vs. Relative TSR (Percentile Rank)

■	CAP PEO Brooks	■	CAP PEO Brown	■	CAP Avg Non-PEO NEO
	rTSR Percentile v. Russell 2000		rTSR Percentile v. 2025 Peer Group

Total Shareholder Return Vs Peer Group
The following graph compares the CAP to our PEO(s), the average of the CAP to our non-PEO NEOs and the absolute TSR performance of our common stock with the TSR performance of the S&P Oil & Gas Exploration & Production Index. The TSR amounts in the graph assume that $100 was invested beginning on November 20, 2020 (the date the Company emerged from restructuring) and that all dividends were reinvested.
CAP vs. TSR

■	CAP PEO Brooks	■	CAP PEO Brown	■	CAP Avg Non-PEO NEO
	Company TSR		Peer Group TSR

Tabular List, Table

Important Financial Performance Measures
Absolute TSR
Relative TSR
Free Cash Flow
EBITDA

Total Shareholder Return Amount		$ 398	475	634	482	360
Peer Group Total Shareholder Return Amount		283	281	297	297	187
Net Income (Loss)		$ 44,459,000	$ 848,627,000	$ 1,023,779,000	$ 1,858,470,000	$ 355,298,000
Company Selected Measure Amount		0.330	0.977	0.995	0.993	0.993
PEO Name	(2)Mr. Brooks						Mr. Brown
Additional 402(v) Disclosure
For the fiscal year ending December 31, 2025, the following table identifies the most important financial performance measures we used to link the CAP to our NEOs to our performance. Our goal in setting the total target compensation of our NEOs is the consideration of both short- and long-term performance goals, which aligns the compensation of our NEOs with our shareholders’ interests. The majority of our NEO’s target compensation is weighted toward long-term equity performance, and the financial performance metric for LTIP awards was either absolute or relative TSR. Free Cash Flow generation was the financial performance metric for our 2025 short-term incentive program.

Measure:: 1
Pay vs Performance Disclosure
Name		Absolute TSR
Non-GAAP Measure Description
We selected relative TSR as our CSM because we believe it represents the most important financial performance measure used by us to link CAP to financial performance, other than absolute TSR, which is already required to be disclosed in the PVP Table. For 2025, our CSM compares Company TSR to the TSR of the companies included in our performance peer group for the 2025 Relative TSR PSUs, and results in a percentile level above which the Company is performing. This percentile determines how many Relative TSR PSUs may be earned, thus impacting CAP. For fiscal years 2021 through 2024, we measured relative TSR by comparing Company TSR to the TSR of the companies included in the Russell 2000 Index. We measured against the Russell 2000 Index previously because, in connection with the 2022 Merger, we used this measure to determine the number of shares earned under half of our then outstanding relative TSR PSU awards (the "Russell 2000 PSUs"). The Russell 2000 PSUs were earned at the maximum performance level in 2022, and then vested in 2023 and 2024, impacting CAP.

Measure:: 2
Pay vs Performance Disclosure
Name		Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name		Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name		EBITDA
Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,520,158	$ 8,179,724	$ 2,985,651	$ 1,862,495	$ 15,109,345
PEO Actually Paid Compensation Amount		8,758,245	(10,798,062)	15,015,511	25,170,022	32,865,277
Brooks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						160,000
PEO Actually Paid Compensation Amount						1,835,601
PEO | Brown [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		238,087	(18,977,786)	12,029,860	23,307,527	17,755,932
PEO | Brown [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,362,910)	(6,057,296)	(1,005,143)	0	(14,225,450)
PEO | Brown [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,846,241	2,153,080	216,149	0	31,128,052
PEO | Brown [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(579,831)	(13,729,080)	8,109,123	13,560,100	0
PEO | Brown [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Brown [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,498,213)	(7,321,269)	940,029	286,368	0
PEO | Brown [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(1,647,052)	0	0	0
PEO | Brown [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,832,801	7,623,831	3,769,702	9,461,059	853,330
PEO | Brooks [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,675,601
PEO | Brooks [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Brooks [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Brooks [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						919,003
PEO | Brooks [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Brooks [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						669,410
PEO | Brooks [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Brooks [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						87,188
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		318,784	(4,480,873)	2,257,635	9,120,166	12,574,585
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,439,851)	(2,209,684)	(1,780,428)	0	(4,947,826)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,510,327	841,570	94,341	2,591,592	16,991,577
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(219,319)	(2,110,277)	1,606,146	1,940,398	53,994
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	122,485	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		154,802	(2,065,988)	1,127,402	1,089,724	(20,335)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(507,082)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,312,824	$ 1,570,588	$ 1,087,689	$ 3,498,452	$ 497,175